Segment Information (Company's Segment Information, Continuing Operations) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 01, 2012
Segment Reporting Information [Line Items]
Operating revenues	$ 188,608,000	$ 204,345,000	$ 195,655,000	$ 180,035,000	$ 187,481,000	$ 214,565,000	$ 191,690,000	$ 164,024,000	$ 768,643,000	$ 757,760,000	$ 687,291,000	$ 660,186,000	$ 609,897,000
Operations and maintenance expense	74,106,000	72,065,000	70,858,000	68,311,000	72,179,000	71,268,000	63,571,000	64,825,000	285,340,000	271,843,000	256,743,000
Depreciation									119,258,000	111,767,000	103,412,000
Operating income	69,636,000	87,380,000	80,665,000	67,561,000	72,111,000	100,535,000	87,032,000	61,839,000	305,242,000	321,517,000	280,799,000
Interest expense, net of AFUDC									75,042,000	73,615,000	70,654,000
Income tax (benefit)									22,690,000	66,881,000	69,111,000	74,940,000	63,626,000
Income (loss) from continuing operations	46,730,000	63,484,000	53,548,000	41,231,000	65,134,000	50,284,000	41,780,000	26,889,000	204,993,000	184,087,000	141,683,000	116,379,000	98,440,000
Capital expenditures									308,171,000	347,985,000	325,808,000	308,134,000	266,190,000
Total Assets	5,051,817,000				4,858,517,000				5,051,817,000	4,858,517,000	4,348,420,000	4,072,466,000	3,749,862,000
Goodwill	28,223,000				28,152,000				28,223,000	28,152,000	26,944,000			1,679,000
Regulated [Member]
Segment Reporting Information [Line Items]
Operating revenues									751,277,000	740,030,000	674,927,000
Operations and maintenance expense									272,758,000	259,847,000	243,137,000
Depreciation									119,436,000	113,139,000	104,681,000
Operating income									302,961,000	316,602,000	282,587,000
Interest expense, net of AFUDC									69,103,000	67,433,000	64,990,000
Income tax (benefit)									25,578,000	66,821,000	72,336,000
Income (loss) from continuing operations									208,481,000	182,769,000	145,493,000
Capital expenditures									307,295,000	346,676,000	324,433,000
Total Assets	4,897,752,000				4,566,327,000				4,897,752,000	4,566,327,000	4,183,758,000
Goodwill	24,102,000				24,031,000				24,102,000	24,031,000	22,823,000
Other [Member]
Segment Reporting Information [Line Items]
Operating revenues									17,366,000	17,730,000	12,364,000
Operations and maintenance expense									12,582,000	11,996,000	13,606,000
Depreciation									(178,000)	(1,372,000)	(1,269,000)
Operating income									2,281,000	4,915,000	(1,788,000)
Interest expense, net of AFUDC									5,939,000	6,182,000	5,664,000
Income tax (benefit)									(2,888,000)	60,000	(3,225,000)
Income (loss) from continuing operations									(3,488,000)	1,318,000	(3,810,000)
Capital expenditures									876,000	1,309,000	1,375,000
Total Assets	154,065,000				292,190,000				154,065,000	292,190,000	164,662,000
Goodwill	$ 4,121,000				$ 4,121,000				$ 4,121,000	$ 4,121,000	$ 4,121,000